Trade Payables And Reverse Factoring Operations	12 Months Ended
Dec. 31, 2020
Trade Payables And Reverse Factoring Operations [Abstract]
Trade Payables And Reverse Factoring Operations
20.	TRADE PAYABLE AND REVERSE FACTORING OPERATIONS

	2020	2019
Domestic trade payables	5,462,377	1,581,759
Foreign trade payables (a)	1,014,356	105,073
Subtotal	6,476,733	1,686,832
Reverse factoring operations (b)	297,472	142,924
Total	6,774,205	1,829,756

(a)	Refers to imports mainly denominated in US dollars, Euros and British pounds
(b)

The Group have contracts signed with Banco Itaú Unibanco S.A. to structure a “supply chain finance” the operation with the Company’s main suppliers. Further details on these operations are included in note 3.16.